Intangible Assets - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 35,886,434
Balance at end of the period	43,063,516	$ 35,886,434
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,719,572
Transfers and reclassifications		(553,505)
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	5,992,594
Balance at end of the period	13,304,414	5,992,594
Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	794,347
Amortization of the year	472,827	472,827
Balance at end of the period	321,520	794,347
Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	442,804
Amortization of the year	110,701
Balance at end of the period	332,103	442,804
Intangible Assets with Finite Useful Lives | Licenses
Analysis of the changes in intangible assets
Balance at beginning of the period	2,797,708
Balance at end of the period	3,130,935	2,797,708
Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	799,153
Balance at end of the period	2,677,172	799,153
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	236,989
Balance at end of the period	5,978,437	236,989
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	921,593
Balance at end of the period	864,247	921,593
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	49,953,887
Balance at end of the period	60,148,559	49,953,887
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	20,060,047	18,272,451
Additions	7,780,740	1,781,568
Acquisitions	2,581,713
Retirements	(32,532)	(532,328)
Transfers and reclassifications		553,505
Effect of translation	(511)	(15,149)
Balance at end of the period	30,389,457	20,060,047
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	1,891,306	1,891,306
Balance at end of the period	1,891,306	1,891,306
Cost | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	553,505
Transfers and reclassifications		553,505
Balance at end of the period	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses
Analysis of the changes in intangible assets
Balance at beginning of the period	7,470,669	6,504,450
Additions	1,597,749	1,222,802
Retirements	(2,625)	(257,513)
Effect of translation	(211)	930
Balance at end of the period	9,065,582	7,470,669
Cost | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	6,203,875	6,207,195
Acquisitions	2,581,713
Effect of translation	(165)	(3,320)
Balance at end of the period	8,785,423	6,203,875
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	244,692	111,636
Additions	5,754,543	133,056
Retirements	(5,344)
Balance at end of the period	5,993,891	244,692
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	3,696,000	3,557,864
Additions	428,448	425,710
Retirements	(24,563)	(274,815)
Effect of translation	(135)	(12,759)
Balance at end of the period	4,099,750	3,696,000
Accumulated amortisation and impairment
Analysis of the changes in intangible assets
Balance at beginning of the period	(14,067,453)
Balance at end of the period	(17,085,043)	(14,067,453)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(14,067,453)	(11,146,150)
Amortization of the year	(2,599,659)	(2,664,240)
Other amortization of the year	(444,679)	(504,674)
Retirements	26,074	239,462
Effect of translation	674	8,149
Balance at end of the period	(17,085,043)	(14,067,453)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	(1,096,959)	(624,132)
Amortization of the year	(472,827)	(472,827)
Balance at end of the period	(1,569,786)	(1,096,959)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(110,701)
Amortization of the year	(110,701)	(110,701)
Balance at end of the period	(221,402)	(110,701)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Licenses
Analysis of the changes in intangible assets
Balance at beginning of the period	(4,672,961)	(3,799,002)
Amortization of the year	(1,264,172)	(1,116,080)
Retirements	2,320	236,111
Transfers and reclassifications		4,673
Effect of translation	166	1,337
Balance at end of the period	(5,934,647)	(4,672,961)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	(5,404,722)	(4,481,366)
Amortization of the year	(703,694)	(926,676)
Effect of translation	165	3,320
Balance at end of the period	(6,108,251)	(5,404,722)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(7,703)	(1,413)
Amortization of the year	(8,140)	(7,879)
Retirements	389
Transfers and reclassifications		1,589
Balance at end of the period	(15,454)	(7,703)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	(2,774,407)	(2,240,237)
Amortization of the year	(40,125)	(30,077)
Other amortization of the year	(444,679)	(504,674)
Retirements	23,365	3,351
Transfers and reclassifications		(6,262)
Effect of translation	343	3,492
Balance at end of the period	$ (3,235,503)	$ (2,774,407)